CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parentheticals) - $ / shares	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Authorized share capital (in shares)		2,500,000,000	2,500,000,000	2,500,000,000
Number of shares outstanding at end of period (in shares)		1,084,272,191	1,167,888,739	1,180,536,830
Nominal value (in dollars per share)	$ 1	$ 1	$ 1	$ 1
Total number of shares issued	1,180,536,830	1,162,757,528	1,180,536,830	1,180,536,830
Treasury shares [member]
Number of shares outstanding at end of period (in shares)		78,485,337	12,648,091
Cancellation of ordinary shares (in shares)	(17,779,302)